Summary of Significant Accounting Policies - Inventory, Net (Detail) (AUD)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Raw materials	351,007	4,169	2,925,482
Work in progress	46,443	38	120,596
Finished goods	0	0	556,159
Inventory, Net, Total	397,450	4,207	3,602,237